UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pembroke Management, LTD
Address:  1002 Sherbrooke Street West
          Suite 1700
          Montreal, Quebec, H3A 354

Form 13F File Number:  028-15085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael McLaughlin
Title:    Partner
Phone:    514-848-1991

Signature, Place, and Date of Signing:

    /s/ Michael McLaughlin            Montreal, Quebec               01/15/13
    ----------------------            ----------------               --------
         [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           44
                                         -----------

Form 13F Information Table Value Total:  $   282,882
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1             COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   ---------------------
        NAME OF ISSUER           CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED NONE
------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- --------- ------ ----
Acadia Healthcare               Common    00404A109        8,105      347,100  SH         Sole        None       347,100
Almost Family Inc               Common    020409108          975       48,100  SH         Sole        None        48,100
Bottomline Technologies         Common    101388106        4,742      179,700  SH         Sole        None       179,700
Brown & Brown                   Common    115236101          822       32,300  SH         Sole        None        32,300
Catamaran                       Common    148887102        6,833      145,064  SH         Sole        None       145,064
Coinstar                        Common    19259P300        5,607      107,800  SH         Sole        None       107,800
Comstock Resources              Common    205768203        1,495       98,899  SH         Sole        None        98,899
Denbury Resources               Common    247916208        5,638      348,000  SH         Sole        None       348,000
DFC Global                      Common    23324T107        8,819      476,200  SH         Sole        None       476,200
Encore Capital Group            Common    292554102       11,124      363,300  SH         Sole        None       363,300
Forrester Research              Common    346563109        4,618      172,300  SH         Sole        None       172,300
Genesco                         Common    371532102        9,218      167,600  SH         Sole        None       167,600
Gentherm                        Common    37253A103        8,777      659,900  SH         Sole        None       659,900
Gp Strategies                   Common    36225V104        3,137      151,900  SH         Sole        None       151,900
GreenWay Medical Tech           Common    39679B103        6,012      391,400  SH         Sole        None       391,400
Gulfport Energy                 Common    402635304       11,554      302,300  SH         Sole        None       302,300
Healthcare Services Group       Common    421906108        8,686      373,900  SH         Sole        None       373,900
Healthstream Inc.               Common    42222N103        5,584      229,700  SH         Sole        None       229,700
Hibbett Sports                  Common    428567101        4,163       79,000  SH         Sole        None        79,000
ICG Group                       Common    44928D108       15,641    1,368,400  SH         Sole        None     1,368,400
Innerworkings                   Common    45773Y105        6,386      463,400  SH         Sole        None       463,400
Kirby                           Common    497266106       10,199      164,800  SH         Sole        None       164,800
Leggett & Platt                 Common    524660107          965       35,470  SH         Sole        None        35,470
Liquidity Services              Common    53635B107       12,609      308,600  SH         Sole        None       308,600
Liveperson                      Common    538146101        7,205      548,300  SH         Sole        None       548,300
Magnum Hunter Resources         Common    55973B102        3,522      882,600  SH         Sole        None       882,600
Mastec                          Common    576323109       13,749      551,500  SH         Sole        None       551,500
Maximus                         Common    577933104        9,793      154,900  SH         Sole        None       154,900
New York Community Bancorp      Common    649445103        1,195       91,250  SH         Sole        None        91,250
NIC                             Common    62914B100        7,387      452,100  SH         Sole        None       452,100
Northern Oil & Gas              Common    665531109        4,141      246,200  SH         Sole        None       246,200
O'Reilly Automotive             Common    67103H107        5,283       59,086  SH         Sole        None        59,086
Portfolio Recovery Associates   Common    73640Q105        7,662       71,700  SH         Sole        None        71,700
Premiere Global Services        Common    740585104        1,747      178,600  SH         Sole        None       178,600
Range Resources                 Common    75281A109        1,118       17,800  SH         Sole        None        17,800
Raymond James Financial         Common    754730109        5,248      136,200  SH         Sole        None       136,200
Rexx Energy                     Common    761565100        5,108      392,300  SH         Sole        None       392,300
Royal Gold                      Common    780287108        5,105       62,751  SH         Sole        None        62,751
Signature Bank                  Common    82669G104        6,003       84,150  SH         Sole        None        84,150
Syntel                          Common    87162H103        7,159      133,500  SH         Sole        None       133,500
Texas Capital Bancshares        Common    88224Q107        6,140      137,000  SH         Sole        None       137,000
Ultra Petroleum                 Common    903914109        5,849      322,600  SH         Sole        None       322,600
Virtusa                         Common    92827P102       10,780      656,100  SH         Sole        None       656,100
Web.Com Group                   Common    94733A104        6,980      471,600  SH         Sole        None       471,600